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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    Coordinating Investment Fiduciary of Raytheon Master Pension Trust

Address: 870 Winter Street

         Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paula J. Sasso

Title:   Senior Manager, Pension Operations & Compliance

Phone:   781-522-5168


Signature, Place, and Date of Signing:

   /s/Paula J Sasso              Waltham, MA               April 10, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:       0

        Form 13F Information Table Entry Total:  8

        Form 13F Information Table Value Total:  $312,567 (Value X1000)

        List of Other Included Managers:         NONE

                                      2

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
                                      FORM 13F INFORMATION TABLE
COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------        -------------- --------- -------- ------------------ ---------- -------- ----------------
                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
 UTILITIES
   SELECT
   SECTOR
   SPDR F            ETF       81369Y886 $ 36,154 1,031,518 SH          SOLE      NONE                X
 DREYFUS
   CASH
   MGMT
   FUND              ETF       996085254 $     --        -- SH          SOLE      NONE                X
 ISHARES
   RUSSELL
   1000
   GRWTH
   IN                ETF       464287614 $ 77,735 1,176,387 SH          SOLE      NONE                X
 ISHARS
   RUSSELL
   2000
   INDEX
   FUND              ETF       464287655 $ 60,869      734, SH          SOLE      NONE                X
 ISHARS
   RUSSELL
   MIDCAP
   GRWTH             ETF       464287481 $ 62,778   998,550 SH          SOLE      NONE                X
 VANGUARD
   REIT              ETF       922908553 $ 18,653   293,252 SH          SOLE      NONE                X
 VANGUARD
   HIGH
   DIVIDEND
   YEILD             ETF       921946406 $ 36,451   752,043 SH          SOLE      NONE                X
 MATERIALS
   SELECT
   SECTOR
   SPDR F            ETF       81369Y100 $ 19,927   539,010 SH          SOLE      NONE                X

                                         $312,567